Bonds Interest Rates and Maturity Dates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Unsecured Corporate Bonds, Matured in 2015
Debt Instrument [Line Items]
Amount	¥ 10,000
Interest rate	0.416%
Maturity date	May 25, 2015
Unsecured Corporate Bonds, Matured in 2017
Debt Instrument [Line Items]
Amount	¥ 15,000
Interest rate	0.606%
Maturity date	May 25, 2017